Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2019
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement Disciplined Growth Fund NT Disciplined Growth Fund
Supplement dated August 1, 2020 ■ Summary Prospectus and Prospectuses dated November 1, 2019

The following replaces the first paragraph of the Principal Investment Strategies section in each summary prospectus and prospectus:

In selecting stocks for the fund, the portfolio managers initially identify an eligible universe of growth stocks then use quantitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

American Century Quantitative Equity Funds Prospectus | NT DISCIPLINED GROWTH FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement Disciplined Growth Fund NT Disciplined Growth Fund
Supplement dated August 1, 2020 ■ Summary Prospectus and Prospectuses dated November 1, 2019

The following replaces the first paragraph of the Principal Investment Strategies section in each summary prospectus and prospectus:

In selecting stocks for the fund, the portfolio managers initially identify an eligible universe of growth stocks then use quantitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

American Century Quantitative Equity Funds Prospectus | Equity Growth Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement Equity Growth Fund NT Equity Growth Fund
Supplement dated August 1, 2020 ■ Summary Prospectus and Prospectuses dated November 1, 2019

The following replaces the first paragraph of the Principal Investment Strategies section in each summary prospectus and prospectus:
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

American Century Quantitative Equity Funds Prospectus | NT EQUITY GROWTH FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement Equity Growth Fund NT Equity Growth Fund
Supplement dated August 1, 2020 ■ Summary Prospectus and Prospectuses dated November 1, 2019

The following replaces the first paragraph of the Principal Investment Strategies section in each summary prospectus and prospectus:
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

American Century Quantitative Equity Funds Prospectus | Global Gold Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement Global Gold Fund
Supplement dated August 1, 2020 ■ Summary Prospectus and Prospectus dated November 1, 2019

The following replaces the first paragraph of the Principal Investment Strategies section on page 2 of the summary prospectus and on page 3 of the prospectus:
Under normal market conditions, the fund invests at least 80% of its net assets in companies that are engaged in mining, processing, fabricating, distributing, exploring for or otherwise dealing in gold. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a multi-step process. First, the managers rank stocks from most attractive to least attractive based on an objective set of measures, including valuation, quality, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

American Century Quantitative Equity Funds Prospectus | Income and Growth Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement Income & Growth Fund
Supplement dated August 1, 2020 ■ Summary Prospectus and Prospectus dated November 1, 2019

The following replaces the first paragraph of the Principal Investment Strategies section on page 2 in the summary prospectus and on page 3 of the prospectus:
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a multi-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment (with a tilt towards valuation). Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers also attempt to create a dividend yield that will be greater than the S&P 500® Index. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement Small Company Fund
Supplement dated August 1, 2020 ■ Summary Prospectus and Prospectus dated November 1, 2019
The following replaces the first paragraph of the Principal Investment Strategies section on page 2 of the summary prospectus and on page 3 of the prospectus:
Under normal market conditions, the fund will invest at least 80% of its net assets in stocks of smaller-capitalization U.S. companies. The portfolio managers consider small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000® Index. Though the market-capitalization and composition of the Russell 2000® Index are subject to change, as of September 30, 2019, the market-capitalization of the largest company in the Russell 2000® Index was approximately $7.3 billion. The portfolio managers use quantitative management techniques in a multi-step process. First, the managers rank stocks, primarily smaller U.S. companies, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

American Century Quantitative Equity Funds Prospectus | UTILITIES FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Prospectus Supplement Utilities Fund
Supplement dated August 1, 2020 ■ Prospectus dated November 1, 2019

The following is added as the seventh paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 5 of the prospectus:

In the event of exceptional market or economic conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.